UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Income Opportunities Fund. The Fund has an April 30 fiscal year end.

Date of reporting period: July 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name			Shares	Value
Common Stocks : 0.28%

Telecommunication Services : 0.28%

Diversified Telecommunication Services : 0.28%
Fairpoint Communications Incorporated †			134,376	$1,961,890

Total Common Stocks (Cost $3,109,765)				1,961,890

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 105.04%

Consumer Discretionary : 19.29%

Auto Components : 1.94%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$8,015,000	8,495,900
Cooper Tire & Rubber Company	7.63	3-15-2027	4,000,000	4,220,000
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	169,500
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	759,500

				13,644,900

Distributors : 0.19%
LKQ Corporation	4.75	5-15-2023	1,355,000	1,307,575

Diversified Consumer Services : 2.15%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	75,000	85,500
Service Corporation International	6.75	4-1-2016	1,250,000	1,340,625
Service Corporation International	7.00	6-15-2017	1,250,000	1,384,375
Service Corporation International	7.50	4-1-2027	7,078,000	7,821,190
Service Corporation International	7.63	10-1-2018	1,100,000	1,278,750
Service Corporation International	8.00	11-15-2021	885,000	1,037,663
Sotheby’s 144A	5.25	10-1-2022	2,265,000	2,214,038

				15,162,141

Hotels, Restaurants & Leisure : 5.97%
Burger King Corporation	9.88	10-15-2018	1,600,000	1,692,000
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,425,650
DineEquity Incorporated	9.50	10-30-2018	9,675,000	10,313,550
Greektown Holdings LLC 144A	8.88	3-15-2019	10,705,000	10,651,475
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	320,000	335,200
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,257,000	6,616,778
Speedway Motorsports Incorporated	6.75	2-1-2019	980,000	1,024,100

				42,058,753

Household Durables : 0.35%
American Greetings Corporation	7.38	12-1-2021	2,025,000	2,126,250
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	345,719

				2,471,969

Media : 7.38%
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,391,500
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	320,000	319,200
CBS Outdoor Americas Capital LLC 144A	5.63	2-15-2024	35,000	34,956
CCO Holdings LLC	8.13	4-30-2020	686,000	731,448
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,650,813
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,302,438
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,872,750
CSC Holdings LLC	8.63	2-15-2019	635,000	746,125

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
DISH DBS Corporation	7.88%	9-1-2019	$2,260,000	$2,599,000
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	3,880,000	4,054,600
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,235,400
EchoStar DBS Corporation	7.75	5-31-2015	650,000	680,875
Gray Television Incorporated	7.50	10-1-2020	10,550,000	11,037,938
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,887,638
LIN Television Corporation	6.38	1-15-2021	500,000	518,750
LIN Television Corporation	8.38	4-15-2018	3,475,000	3,622,688
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	330,000	355,575
Lynx II Corporation 144A	6.38	4-15-2023	605,000	635,250
National CineMedia LLC	6.00	4-15-2022	3,635,000	3,753,138
National CineMedia LLC	7.88	7-15-2021	1,330,000	1,436,400
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,720,600
Regal Entertainment Group	5.75	6-15-2023	665,000	668,325
Regal Entertainment Group	5.75	3-15-2022	5,650,000	5,763,000

				52,018,407

Specialty Retail : 1.31%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	731,825
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,985,000	2,153,725
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	290,000	305,950
Penske Auto Group Incorporated	5.75	10-1-2022	1,965,000	2,028,863
Sonic Automotive Incorporated	5.00	5-15-2023	1,900,000	1,824,000
Toys “R” Us Property Company II LLC	8.50	12-1-2017	2,200,000	2,219,360

				9,263,723

Consumer Staples : 0.49%

Food Products : 0.49%
Darling International Incorporated 144A	5.38	1-15-2022	295,000	303,113
Hearthside Group Holdings LLC 144A	6.50	5-1-2022	200,000	197,500
Simmons Foods Incorporated 144A	10.50	11-1-2017	2,785,000	2,962,544

				3,463,157

Energy : 22.66%

Energy Equipment & Services : 8.08%
Bristow Group Incorporated	6.25	10-15-2022	5,830,000	6,150,650
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	475,000	527,250
Compressco Partners LP 144A%%	7.25	8-15-2022	1,980,000	1,955,250
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,825,000	1,971,000
Era Group Incorporated	7.75	12-15-2022	7,340,000	7,806,677
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	315,000	330,750
Gulfmark Offshore Incorporated	6.38	3-15-2022	8,173,000	8,173,000
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	3,955,000	3,875,900
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	840,000	848,400
NGPL PipeCo LLC 144A	7.12	12-15-2017	5,905,000	5,949,288
NGPL PipeCo LLC 144A	7.77	12-15-2037	11,515,000	11,284,700
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	773,988
PHI Incorporated 144A	5.25	3-15-2019	7,000,000	7,035,000
Pride International Incorporated	8.50	6-15-2019	210,000	265,330

				56,947,183

Oil, Gas & Consumable Fuels : 14.58%
Crestwood Midstream Partners LP	6.00	12-15-2020	1,230,000	1,266,900
Crestwood Midstream Partners LP 144A	6.13	3-1-2022	475,000	490,438
CVR Refining LLC	6.50	11-1-2022	2,148,000	2,223,180
Denbury Resources Incorporated	4.63	7-15-2023	1,280,000	1,196,800
Denbury Resources Incorporated	6.38	8-15-2021	700,000	731,500
El Paso LLC	6.50	9-15-2020	1,155,000	1,270,500

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
El Paso LLC	7.00%	6-15-2017	$3,068,000	$3,382,470
El Paso LLC	7.25	6-1-2018	3,149,000	3,542,625
El Paso LLC	7.42	2-15-2037	1,820,000	1,824,550
El Paso LLC	7.80	8-1-2031	3,050,000	3,355,000
Energy Transfer Equity LP	7.50	10-15-2020	5,950,000	6,649,125
Exterran Partners LP	6.00	4-1-2021	4,000,000	4,000,000
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	125,000	135,313
Northern Tier Energy LLC	7.13	11-15-2020	3,280,000	3,493,200
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,894,691
Plains Exploration & Production Company	8.63	10-15-2019	6,380,000	6,730,900
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	6,427,013
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	10,760,000	10,652,400
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	4,447,125
Rose Rock Midstream LP 144A	5.63	7-15-2022	355,000	355,888
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,425,000	1,474,875
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,735,650
Sabine Pass Liquefaction LLC 144A	5.75	5-15-2024	525,000	532,875
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	3,415,000	3,594,288
Sabine Pass LNG LP	6.50	11-1-2020	9,370,000	9,838,500
Sabine Pass LNG LP	7.50	11-30-2016	9,675,000	10,545,750
SemGroup Corporation	7.50	6-15-2021	4,420,000	4,762,550
Suburban Propane Partners LP	7.38	3-15-2020	1,475,000	1,537,688
Suburban Propane Partners LP	7.38	8-1-2021	592,000	634,920
Ultra Petroleum Corporation 144A	5.75	12-15-2018	1,875,000	1,950,000

				102,676,714

Financials : 17.08%

Banks : 0.34%
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,375,188

Capital Markets : 2.06%
Jefferies Finance LLC 144A	6.88	4-15-2022	2,235,000	2,232,206
Jefferies Finance LLC 144A	7.38	4-1-2020	1,690,000	1,770,275
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	942,750
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,203,750
Nuveen Investments Incorporated	5.50	9-15-2015	6,830,000	7,017,825
Nuveen Investments Incorporated 144A	9.13	10-15-2017	1,220,000	1,314,550

				14,481,356

Consumer Finance : 7.71%
Ally Financial Incorporated	5.50	2-15-2017	1,325,000	1,411,125
Ally Financial Incorporated	6.75	12-1-2014	1,869,000	1,890,026
Ally Financial Incorporated	7.50	9-15-2020	1,930,000	2,224,325
Ally Financial Incorporated	8.00	3-15-2020	1,545,000	1,807,650
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	9,084,600
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	230,617
General Motors Financial Company Incorporated	6.75	6-1-2018	2,215,000	2,502,950
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	3,084,040	3,299,923
SLM Corporation	6.13	3-25-2024	2,025,000	1,974,375
SLM Corporation	7.25	1-25-2022	1,600,000	1,752,000
SLM Corporation	8.00	3-25-2020	6,460,000	7,299,800
SLM Corporation	8.45	6-15-2018	3,110,000	3,592,050
Springleaf Finance Corporation	5.40	12-1-2015	2,650,000	2,749,375
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,458,688
Springleaf Finance Corporation	6.00	6-1-2020	2,850,000	2,892,750
Springleaf Finance Corporation	6.50	9-15-2017	550,000	587,125
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,523,375
Springleaf Finance Corporation	7.75	10-1-2021	415,000	464,800

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	8.25%	10-1-2023	$485,000	$552,900

				54,298,454

Diversified Financial Services : 1.51%
Denali Borrower LLC 144A	5.63	10-15-2020	7,430,000	7,652,900
Infinity Acquisition LLC 144A%%	7.25	8-1-2022	2,975,000	2,975,000

				10,627,900

Insurance : 0.05%
Hub Holdings LLC 144A	8.13	7-15-2019	370,000	365,375

Real Estate Management & Development : 1.67%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	5,535,000	5,673,375
Onex Corporation 144A	7.75	1-15-2021	6,170,000	6,123,725

				11,797,100

REITs : 3.74%
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,428,850
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	7,823,400
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,628,125
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,421,438
Sabra Health Care Incorporated	5.50	2-1-2021	1,035,000	1,055,700
The Geo Group Incorporated	5.13	4-1-2023	3,000,000	2,902,500
The Geo Group Incorporated	5.88	1-15-2022	4,350,000	4,480,500
The Geo Group Incorporated	6.63	2-15-2021	605,000	635,250

				26,375,763

Health Care : 10.36%

Health Care Equipment & Supplies : 0.81%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	3,195,000	3,003,300
Hologic Incorporated	6.25	8-1-2020	2,590,000	2,700,075

				5,703,375

Health Care Providers & Services : 6.51%
Aviv Healthcare Properties LP	6.00	10-15-2021	850,000	892,500
Aviv Healthcare Properties LP	7.75	2-15-2019	4,175,000	4,383,750
Capella Healthcare Incorporated	9.25	7-1-2017	2,260,000	2,361,700
Centene Corporation	5.75	6-1-2017	1,925,000	2,064,563
Community Health Systems Incorporated 144A	6.88	2-1-2022	2,200,000	2,249,500
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,434,800
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,917,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	778,750
HCA Incorporated	5.88	3-15-2022	750,000	796,406
HCA Incorporated	6.50	2-15-2020	5,675,000	6,164,469
HealthSouth Corporation	5.75	11-1-2024	125,000	130,625
HealthSouth Corporation	7.25	10-1-2018	608,000	629,280
HealthSouth Corporation	8.13	2-15-2020	820,000	865,100
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	695,000	712,375
MPT Operating Partnership LP	6.38	2-15-2022	1,780,000	1,895,700
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,413,125
Select Medical Corporation	6.38	6-1-2021	10,230,000	10,485,750
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,730,000
Tenet Healthcare Corporation	8.13	4-1-2022	1,790,000	2,000,325

				45,905,718

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology : 1.36%
Emdeon Incorporated	11.00%	12-31-2019	$8,495,000	$9,556,875

Pharmaceuticals : 1.68%
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,174,100
Endo Finance LLC 144A	7.25	1-15-2022	3,575,000	3,780,563
Par Pharmaceutical Company	7.38	10-15-2020	3,550,000	3,789,625
Pinnacle Incorporated 144A	9.50	10-1-2023	835,000	918,500
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,950,000	2,037,750
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	140,000	138,600

				11,839,138

Industrials : 7.43%

Aerospace & Defense : 0.02%
TransDigm Group Incorporated 144A	6.50	7-15-2024	175,000	176,750

Airlines : 0.55%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,466,120
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,392,072

				3,858,192

Commercial Services & Supplies : 3.71%
ADT Corporation	4.13	6-15-2023	1,775,000	1,606,375
ADT Corporation	6.25	10-15-2021	1,210,000	1,252,350
Covanta Holding Corporation	5.88	3-1-2024	3,105,000	3,105,000
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,405,313
Covanta Holding Corporation	7.25	12-1-2020	2,065,000	2,209,550
Interface Incorporated	7.63	12-1-2018	270,000	282,825
Iron Mountain Incorporated	5.75	8-15-2024	6,150,000	6,150,000
Iron Mountain Incorporated	6.00	8-15-2023	3,560,000	3,711,300
Iron Mountain Incorporated	7.75	10-1-2019	605,000	650,375
Iron Mountain Incorporated	8.38	8-15-2021	3,594,000	3,748,542

				26,121,630

Machinery : 0.54%
Columbus McKinnon Corporation	7.88	2-1-2019	3,590,000	3,805,400

Trading Companies & Distributors : 2.41%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	6,625,000	7,039,063
H&E Equipment Services Incorporated	7.00	9-1-2022	5,540,000	5,997,050
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,162,175
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,808,375
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	970,000	986,975

				16,993,638

Transportation Infrastructure : 0.20%
Watco Companies LLC 144A	6.38	4-1-2023	1,380,000	1,400,700

Information Technology : 7.11%

Communications Equipment : 0.50%
CyrusOne LP	6.38	11-15-2022	500,000	527,500
Lucent Technologies Incorporated	6.45	3-15-2029	3,100,000	2,991,500

				3,519,000

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 2.26%
Jabil Circuit Incorporated	8.25%	3-15-2018	$13,532,000	$15,933,930

Internet Software & Services : 0.05%
Equinix Incorporated	7.00	7-15-2021	125,000	135,938
Sophia Holding Finance LP (PIK at 9.63%) 144A¥	9.63	12-1-2018	175,000	176,750

				312,688

IT Services : 2.58%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,300,000	2,409,250
Audatex North America Incorporated 144A	6.13	11-1-2023	695,000	726,275
First Data Corporation 144A	6.75	11-1-2020	991,000	1,047,983
First Data Corporation 144A	7.38	6-15-2019	2,870,000	3,020,675
First Data Corporation	11.75	8-15-2021	2,551,000	2,978,293
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	220,612	249,292
SunGard Data Systems Incorporated	6.63	11-1-2019	3,300,000	3,382,500
SunGard Data Systems Incorporated	7.38	11-15-2018	3,547,000	3,704,398
SunGard Data Systems Incorporated	7.63	11-15-2020	650,000	687,375

				18,206,041

Semiconductors & Semiconductor Equipment : 0.34%
Micron Technology Incorporated 144A	5.88	2-15-2022	2,310,000	2,425,500

Software : 0.63%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,212,750
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	307,088
BMC Software Finance Incorporated 144A	8.13	7-15-2021	1,810,000	1,800,950
Nuance Communications Incorporated 144A	5.38	8-15-2020	1,130,000	1,141,300

				4,462,088

Technology Hardware, Storage & Peripherals : 0.75%
NCR Corporation	5.88	12-15-2021	380,000	393,300
NCR Corporation	6.38	12-15-2023	4,600,000	4,876,000

				5,269,300

Materials : 1.95%

Chemicals : 0.07%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	476,300

Containers & Packaging : 1.36%
Ball Corporation	5.75	5-15-2021	400,000	417,000
Crown Americas LLC	6.25	2-1-2021	515,000	540,750
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	60,000	66,450
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,154,563
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	954,180
Sealed Air Corporation 144A	8.38	9-15-2021	3,740,000	4,179,450
Silgan Holdings Incorporated	5.00	4-1-2020	2,250,000	2,295,000

				9,607,393

Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2020	5,985,000	0

Paper & Forest Products : 0.52%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,626,457

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 14.77%

Diversified Telecommunication Services : 7.03%
Citizens Communications Company	7.88%	1-15-2027	$4,205,000	$4,310,125
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,267,100
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,713,200
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,152,500
GCI Incorporated	6.75	6-1-2021	4,145,000	4,155,363
GCI Incorporated	8.63	11-15-2019	8,750,000	9,143,750
Qwest Corporation	7.13	11-15-2043	1,810,000	1,781,080
Qwest Corporation	7.25	9-15-2025	2,755,000	3,201,484
Qwest Corporation	7.63	8-3-2021	440,000	495,000
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	8,972,250
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	4,815,000	5,224,275
Windstream Corporation	7.88	11-1-2017	5,380,000	6,146,650

				49,562,777

Wireless Telecommunication Services : 7.74%
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,205,500
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,015,000	3,144,193
SBA Telecommunications Corporation	5.63	10-1-2019	270,000	280,125
SBA Telecommunications Corporation	5.75	7-15-2020	2,795,000	2,899,813
SBA Telecommunications Corporation	8.25	8-15-2019	93,000	96,980
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	18,525,000
Sprint Capital Corporation	8.75	3-15-2032	3,390,000	3,762,900
Sprint Communications Incorporated	7.00	8-15-2020	2,880,000	3,045,600
Sprint Communications Incorporated 144A	9.00	11-15-2018	750,000	879,375
Sprint Communications Incorporated	11.50	11-15-2021	1,200,000	1,587,000
Sprint Corporation 144A	7.13	6-15-2024	1,585,000	1,616,700
Sprint Corporation 144A	7.25	9-15-2021	330,000	351,450
Sprint Corporation 144A	7.88	9-15-2023	330,000	353,925
T-Mobile US Incorporated	6.63	4-1-2023	825,000	864,188
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	144,025
T-Mobile USA Incorporated	6.25	4-1-2021	845,000	883,025
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	276,263
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	145,600
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	287,375
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,585,500
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,913,138
T-Mobile USA Incorporated	6.84	4-28-2023	1,575,000	1,665,563

				54,513,238

Utilities : 3.90%

Electric Utilities : 2.38%
Energy Future Intermediate Holding Company LLC (t)	10.00	12-1-2020	150,000	14,625
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,403,000	3,624,195
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	7,560,525	8,533,942
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,621,393

				16,794,155

Gas Utilities : 0.53%
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,762,938
AmeriGas Finance LLC	7.00	5-20-2022	1,840,000	1,968,800

				3,731,738

Independent Power & Renewable Electricity Producers : 0.99%
Calpine Corporation 144A	6.00	1-15-2022	865,000	912,575
NSG Holdings LLC 144A	7.75	12-15-2025	3,640,000	3,931,200

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
Reliant Energy Incorporated	9.24%	7-2-2017	$1,202,051	$1,262,154
Reliant Energy Incorporated	9.68	7-2-2026	780,000	848,250

				6,954,179

Total Corporate Bonds and Notes (Cost $709,798,663)				740,091,858

	Dividend yield		Shares
Preferred Stocks : 0.31%

Financials : 0.31%

Banks : 0.31%
GMAC Capital Trust I ±	8.13		81,784	2,222,889

Total Preferred Stocks (Cost $2,078,248)				2,222,889

	Interest rate		Principal
Loans ±: 15.39%
Accellent Incorporated	7.50	3-11-2022	$1,030,000	1,017,125
Advantage Sales & Marketing LLC	7.50	7-25-2022	175,000	174,869
Alliance Laundry Systems LLC	9.50	12-10-2019	3,722,755	3,753,021
Applied Systems Incorporated	7.50	1-22-2022	535,000	540,083
Asurion LLC	8.50	3-3-2021	2,025,000	2,073,944
Capital Automotive LP	4.00	4-10-2019	4,975,927	4,973,837
Capital Automotive LP	6.00	4-30-2020	2,450,000	2,502,822
CBAC Borrower LLC	8.25	7-2-2020	1,965,000	2,043,600
CCM Merger Incorporated	6.00	3-1-2017	4,562,294	4,539,483
Centaur Acquisition LLC	8.75	2-20-2020	3,135,000	3,170,269
Dell Incorporated	4.50	4-29-2020	13,636,950	13,599,448
Focus Brands Incorporated	10.25	8-21-2018	4,124,203	4,181,117
Four Seasons Holdings Incorporated	6.25	12-24-2020	550,000	552,750
HGIM Corporation	5.50	6-18-2020	1,989,975	1,976,921
HHI Holdings LLC	5.00	10-5-2018	4,021,922	4,037,004
Learfield Communications Incorporated	8.75	10-9-2021	245,000	248,063
Level 3 Financing Incorporated	4.00	1-15-2020	5,750,000	5,727,230
LM U.S. Acquisition Incorporated <%%	0.00	10-26-2020	185,000	185,925
LTS Buyer LLC	8.00	4-12-2021	931,575	936,233
Neff Rental LLC	7.25	6-9-2021	1,355,000	1,348,225
nTelos Incorporated	5.75	11-9-2019	1,112,225	1,110,367
Peak 10 Incorporated	8.25	6-17-2022	690,000	690,000
Philadelphia Energy Solutions LLC	6.25	4-4-2018	4,700,500	4,483,102
Sedgwick Incorporated	6.75	2-28-2022	1,020,000	1,017,022
Spin Holdco Incorporated	4.25	11-14-2019	2,766,473	2,749,183
Tallgrass Operations LLC	4.25	11-13-2018	2,358,360	2,357,604
Texas Competitive Electric Holdings LLC (s)<%%	4.65	10-10-2014	34,355,889	26,153,420
TGI Friday’s Incorporated	9.25	7-15-2021	350,000	349,125
TWCC Holdings Corporation	7.00	6-26-2020	5,880,000	5,777,100
United Surgical Partners International Incorporated	4.75	4-3-2019	2,199,712	2,188,713
Vertafore Incorporated	9.75	10-29-2017	845,000	855,563
W3 Company	9.25	9-13-2020	488,775	487,553
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	2,621,813	2,615,258

Total Loans (Cost $116,365,789)				108,415,979

Yankee Corporate Bonds and Notes : 6.76%

Consumer Discretionary : 0.03%

Media : 0.03%
Videotron Limited	6.38	12-15-2015	100,000	100,250

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Videotron Limited	9.13%	4-15-2018	$78,000	$80,535

				180,785

Energy : 0.84%

Oil, Gas & Consumable Fuels : 0.84%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	2,119,383	1,568,343
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	290,088	214,665
Teekay Corporation	8.50	1-15-2020	3,620,000	4,135,850

				5,918,858

Financials : 0.10%

Banks : 0.10%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	712,250
Preferred Term Securities XII Limited (s)(a)(i)	0.00	12-24-2033	1,540,000	0

				712,250

Health Care : 0.47%

Pharmaceuticals : 0.47%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	1,120,000	1,170,400
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,995,000	2,154,600

				3,325,000

Information Technology : 0.46%

Technology Hardware, Storage & Peripherals : 0.46%
Seagate Technology HDD Holdings	6.80	10-1-2016	1,275,000	1,408,875
Seagate Technology HDD Holdings	6.88	5-1-2020	1,689,000	1,798,785

				3,207,660

Materials : 1.37%

Containers & Packaging : 0.53%
Ardagh Finance Holdings (PIK at 8.63%) 144A¥	8.63	6-15-2019	2,030,000	2,045,225
Ardagh Packaging Finance 144A	9.13	10-15-2020	1,555,000	1,679,400

				3,724,625

Metals & Mining : 0.57%
Novelis Incorporated	8.38	12-15-2017	1,100,000	1,156,375
Novelis Incorporated	8.75	12-15-2020	2,675,000	2,889,000

				4,045,375

Paper & Forest Products : 0.27%
Sappi Limited 144A	7.50	6-15-2032	2,155,000	1,912,563

Telecommunication Services : 3.49%

Diversified Telecommunication Services : 3.27%
Intelsat Jackson Holdings SA	5.50	8-1-2023	2,150,000	2,064,000
Intelsat Jackson Holdings SA	6.63	12-15-2022	1,235,000	1,241,175
Intelsat Jackson Holdings SA	7.25	4-1-2019	5,760,000	6,048,000
Intelsat Jackson Holdings SA	7.25	10-15-2020	3,225,000	3,402,375

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA		7.50%	4-1-2021	$2,214,000	$2,363,445
Intelsat Jackson Holdings SA		8.50	11-1-2019	905,000	954,775
Intelsat Luxembourg SA		7.75	6-1-2021	1,985,000	2,029,663
Intelsat Luxembourg SA		8.13	6-1-2023	4,190,000	4,347,125
Virgin Media Secured Finance plc 144A		5.38	4-15-2021	605,000	611,050

					23,061,608

Wireless Telecommunication Services : 0.22%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,511,875

Total Yankee Corporate Bonds and Notes (Cost $47,242,903)					47,600,599

		Yield		Shares
Short-Term Investments : 3.66%

Investment Companies : 3.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		25,788,495	25,788,495

Total Short-Term Investments (Cost $25,788,495)					25,788,495

Total investments in securities (Cost $904,383,863)*	131.44%				926,081,710

Other assets and liabilities, net	(31.44)				(221,501,022)

Total net assets	100.00%				$704,580,688

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(t)	The Fund has stopped accruing interest on this security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $909,510,262 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,955,594
Gross unrealized losses	(21,384,146)

Net unrealized gains	$16,571,448

Wells Fargo Advantage Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2014, the Fund had unfunded loan commitments of $747,037.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Telecommunications	$1,961,890	$0	$0	$1,961,890
Corporate bonds and notes	0	740,702,908	0	740,702,908

Preferred stocks
Financials	2,222,889	0	0	2,222,889
Loans	0	87,327,752	21,088,227	108,415,979
Yankee corporate bonds and notes	0	46,989,549	0	46,989,549
Short-term investments
Investment companies	25,788,495	0	0	25,788,495

Total assets	$29,973,274	$875,020,209	$21,088,227	$926,081,710

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of April 30, 2014	$9,669,157
Accrued discounts (premiums)	894
Realized gains (losses)	(83)
Change in unrealized gains (losses)	42,676
Purchases	529,288
Sales	(6,637)
Transfers into Level 3	10,852,932
Transfers out of Level 3	0

Balance as of July 31, 2014	$21,088,227

Change in unrealized gains (losses) relating to securities still held at July 31, 2014	$42,681

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 24, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	September 24, 2014